Consolidated statements of operations (CHF) In Millions, except Per Share data, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Interest and dividend income	5,690	4,445	6,220	10,135	11,042
Interest expense	(3,104)	(2,267)	(3,580)	(5,371)	(6,596)
Net interest income	2,586	2,178	2,640	4,764	4,446
Commissions and fees	3,309	3,275	3,538	6,584	6,786
Trading revenues	197	638	357	835	2,172
Other revenues	371	738	417	1,109	637
Net revenues	6,463	6,829	6,952	13,292	14,041
Provision for credit losses	18	34	51	52	73
Compensation and benefits	2,973	2,993	2,926	5,966	5,917
General and administrative expenses	3,441	1,690	1,873	5,131	3,605
Commission expenses	377	369	457	746	927
Total other operating expenses	3,818	2,059	2,330	5,877	4,532
Total operating expenses	6,791	5,052	5,256	11,843	10,449
Income from continuing operations before taxes	(346)	1,743	1,645	1,397	3,519
Income tax expense	307	543	472	850	971
Income from continuing operations	(653)	1,200	1,173	547	2,548
Income/(loss) from discontinued operations, net of tax	(9)	15	(9)	6	(3)
Net income	(662)	1,215	1,164	553	2,545
Net income/(loss) attributable to noncontrolling interests	38	356	119	394	197
Net income attributable to shareholders	(700)	859	1,045	159	2,348
of which from continuing operations	(691)	844	1,054	153	2,351
of which from discontinued operations	(9)	15	(9)	6	(3)
Basic earnings per share (CHF)
Basic earnings per share from continuing operations (in CHF per share)	(0.45)	0.47	0.55	0.05	1.31
Basic earnings/(loss) per share from discontinued operations (in CHF per share)	(0.01)	0.01	(0.01)	0.00	0.00
Basic earnings per share (in CHF per share)	(0.46)	0.48	0.54	0.05	1.31
Diluted earnings per share (CHF)
Diluted earnings per share from continuing operations (in CHF per share)	(0.45)	0.47	0.53	0.05	1.28
Diluted earnings/(loss) per share from discontinued operations (in CHF per share)	(0.01)	0.01	(0.01)	0.00	0.00
Diluted earnings per share (in CHF per share)	(0.46)	0.48	0.52	0.05	1.28